ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable and Related Allowance for Doubtful Accounts
Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Accounts receivable	23,588	19,847	2,861
Less: Allowance for doubtful accounts	(19,950)	(19,847)	(2,861)

Accounts receivable, net	3,638	-	-